UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Insight Capital Research & Management, Inc.
Address:  2121 N. California Boulevard, Suite 560
          Walnut Creek, CA  94596

Form 13F File Number:    28-04736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     James Foran
Title:    Controller
Phone:    925-948-2000

Signature, Place and Date of Signing:
James Foran         Walnut Creek, CA    May 8, 2008
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      87

Form 13F Information Table Value Total:      934,626 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER         TIT  CUSIP       VALUE    SHARES     INV.   OTHE  VOTING AUTH
                       LE               X1000               DISC   R
                       OF                                   .      MGR
                       CLA
                       SS
                                                                           SOLE    SHR    NONE
Apple Inc               cs   037833100     1,558     10,859 sole   n/a       1,326 n/a     9,533
AK Steel Holding Corp   cs   001547108     6,130    112,649 sole   n/a      74,037 n/a    38,612
Amedisys Inc            cs   023436108       214      5,433 sole   n/a       5,383 n/a        50
Alpha Natural Res Inc   cs   02076X102    15,731    362,136 sole   n/a     249,449 n/a   112,687
Arena Resources Inc     cs   040049108    12,292    317,537 sole   n/a     231,603 n/a    85,934
Axsys Technologies Inc  cs   054615109     3,856     77,300 sole   n/a      54,300 n/a    23,000
Biomarin Pharma Inc     cs   09061G101    33,848    956,969 sole   n/a     732,308 n/a   224,661
Bally Technologies Inc  cs   05874B107     9,328    271,627 sole   n/a     202,390 n/a    69,237
BPZ Resources Inc       cs   055639108    28,033  1,290,080 sole   n/a     914,908 n/a   375,172
Cal-Maine Foods Inc     cs   128030202     9,415    282,040 sole   n/a     204,500 n/a    77,540
Cent European Distr     cs   153435102    25,502    438,249 sole   n/a     331,520 n/a   106,729
Corp
CF Inds Hldgs Inc       cs   125269100     4,287     41,374 sole   n/a      35,774 n/a     5,600
Chattem Inc             cs   162456107     4,790     72,210 sole   n/a      54,710 n/a    17,500
China Med Technologies  cs   169483104    13,989    340,458 sole   n/a     256,531 n/a    83,927
Inc
Compass Minerals Intl   cs   20451N101    17,408    295,153 sole   n/a     213,159 n/a    81,994
Inc
Consol Energy Inc       cs   20854P109     9,350    135,131 sole   n/a      86,353 n/a    48,778
Salesforce Com Inc      cs   79466L302     4,323     74,707 sole   n/a      49,651 n/a    25,056
Carrizo Oil & Co Inc    cs   144577103    25,098    423,460 sole   n/a     312,439 n/a   111,021
Canadian Solar Inc      cs   136635109    26,230  1,255,027 sole   n/a     917,126 n/a   337,901
CSX Corp                cs   126408103     1,465     26,123 sole   n/a       3,115 n/a    23,008
Ctrip.com Intl Ltd      cs   22943F100    16,414    309,572 sole   n/a     238,624 n/a    70,948
Clayton Williams        cs   969490101     1,995     38,007 sole   n/a      17,429 n/a    20,578
Energy Inc
Darling Intl Inc        cs   237266101    11,528    890,214 sole   n/a     676,937 n/a   213,277
Deere & Co.             cs   244199105     1,924     23,916 sole   n/a       2,825 n/a    21,091
Deckers Outdoor Corp    cs   243537107    16,757    155,420 sole   n/a     118,281 n/a    37,139
Dolby Laboratories Inc  cs   25659T107     1,180     32,533 sole   n/a       3,669 n/a    28,864
Emerson Electric Co     cs   291011104     1,561     30,326 sole   n/a       3,656 n/a    26,670
EOG Resources Inc       cs   26875P101     2,290     19,086 sole   n/a       2,153 n/a    16,933
Express Scripts         cs   302182100     3,382     52,580 sole   n/a       6,757 n/a    45,823
FTI Consulting Inc      cs   302941109    42,803    602,514 sole   n/a     449,933 n/a   152,581
Fresh Del Monte         cs   G36738105    20,551    564,597 sole   n/a     420,360 n/a   144,237
Produce Inc
Fairfax Finl Hldgs Ltd  cs   303901102     3,739     13,024 sole   n/a      11,299 n/a     1,725
Sub Vtg
Fluor Corp              cs   343412102     2,319     16,425 sole   n/a         819 n/a    15,606
Flowserve Corp          cs   34354P105     7,484     71,704 sole   n/a      50,845 n/a    20,859
First Solar Inc         cs   336433107    11,485     49,689 sole   n/a      38,723 n/a    10,966
Gilead Sciences Inc     cs   375558103     3,892     75,523 sole   n/a      10,147 n/a    65,376
Gamestop Corp           cs   36467W109     1,642     31,752 sole   n/a       3,974 n/a    27,778
Randgold Res Ltd        cs   752344309     2,886     62,282 sole   n/a      54,156 n/a     8,126
Chart Inds Inc          cs   16115Q308     5,792    171,160 sole   n/a     149,043 n/a    22,117
Herbalife Ltd           cs   G4412G101    22,631    476,436 sole   n/a     342,700 n/a   133,736
Hologic Inc             cs   436440101     2,913     52,389 sole   n/a      45,797 n/a     6,592
Hewlett Packard Co      cs   428236103     3,285     71,946 sole   n/a       6,961 n/a    64,985
Intl Bus Machines       cs   459200101     1,280     11,119 sole   n/a         497 n/a    10,622
Icon Pub Ltd Co         cs   45103T107    19,521    300,826 sole   n/a     228,079 n/a    72,747
Illumina Inc            cs   452327109    34,078    448,979 sole   n/a     346,536 n/a   102,443
Joy Global Inc          cs   481165108     2,148     32,959 sole   n/a       3,754 n/a    29,205
Lifecell Corp           cs   531927101    13,903    330,789 sole   n/a     249,016 n/a    81,773
LKQ Corp                cs   501889208    27,354  1,217,373 sole   n/a     916,822 n/a   300,551
Lindsay Manf Co         cs   535555106    31,401    306,436 sole   n/a     227,190 n/a    79,246
Mastercard Inc          cs   57636Q104     2,419     10,850 sole   n/a       1,403 n/a     9,447
Mantech Intl Corp Cl A  cs   564563104     6,522    143,775 sole   n/a      78,875 n/a    64,900
Mobile Tele Ojsc        cs   607409109     1,802     23,758 sole   n/a       2,771 n/a    20,987
McDonalds               cs   580135101     1,063     19,056 sole   n/a         954 n/a    18,102
Micros System           cs   594901100    21,072    626,019 sole   n/a     463,693 n/a   162,326
McDermott Intl          cs   580037109     1,547     28,225 sole   n/a       3,552 n/a    24,673
Mariner Energy Inc      cs   56845T305    22,317    826,264 sole   n/a     585,088 n/a   241,176
Medco Health Solutions  cs   58405U102     2,900     66,222 sole   n/a       8,286 n/a    57,936
Monsanto Co New         cs   61166W101     2,686     24,093 sole   n/a      12,089 n/a    12,004
Mosaic Co               cs   61945A107     4,557     44,412 sole   n/a      13,986 n/a    30,426
Mechel Steel Group Oao  cs   583840103     1,060      9,313 sole   n/a       4,247 n/a     5,066
Sponsored Adr
Netflix Inc             cs   64110L106    18,755    541,263 sole   n/a     413,288 n/a   127,975
Nokia Corp              cs   654902204     1,534     48,192 sole   n/a       6,194 n/a    41,998
Novo-Nordisk A/S Adr    cs   670100205     1,382     19,957 sole   n/a       1,886 n/a    18,071
Oriental Finl Group     cs   68618W100    13,884    704,397 sole   n/a     501,876 n/a   202,521
Inc
Owens-Illinois          cs   690768403     6,770    119,974 sole   n/a      73,318 n/a    46,656
Priceline.Com Inc       cs   741503403    46,235    382,548 sole   n/a     279,558 n/a   102,990
Petroleum Development   cs   716578109    11,560    166,879 sole   n/a     126,859 n/a    40,020
Corp
Potash CP of Sask       cs   73755L107     5,418     34,907 sole   n/a      10,217 n/a    24,690
Perrigo Co              cs   714290103    16,543    438,471 sole   n/a     330,443 n/a   108,028
Parexel Intl Corp       cs   699462107    18,388    704,521 sole   n/a     535,735 n/a   168,786
Partner Communications  cs   70211M109    14,347    639,049 sole   n/a     473,005 n/a   166,044
Co Ltd
Research in Motion      cs   760975102     1,873     16,689 sole   n/a       2,129 n/a    14,560
Range Resources Corp    cs   75281A109     7,911    124,683 sole   n/a      90,160 n/a    34,523
Shaw Group              cs   820280105     4,877    103,450 sole   n/a      89,649 n/a    13,801
Sohu Com Inc            cs   83408W103     6,269    138,919 sole   n/a      77,212 n/a    61,707
Stillwater Mining Co    cs   86074Q102    15,508  1,002,438 sole   n/a     758,501 n/a   243,937
TNS Inc                 cs   872960109    20,403    988,540 sole   n/a     694,282 n/a   294,258
Terra Inds Inc          cs   880915103     8,386    236,035 sole   n/a     170,359 n/a    65,676
Ultra Pete Corp         cs   903914109     5,880     75,871 sole   n/a      51,851 n/a    24,020
Urban Outfitters Inc    cs   917047102     2,267     72,298 sole   n/a       8,787 n/a    63,511
Varian Med Systems Inc  cs   92220P105     1,880     40,144 sole   n/a       5,034 n/a    35,110
Western Digital         cs   958102105       986     36,448 sole   n/a       3,949 n/a    32,499
Memc Electr Matls Inc   cs   552715104       610      8,603 sole   n/a       1,004 n/a     7,599
Walter Inds Inc         cs   93317Q105    45,682    729,401 sole   n/a     530,281 n/a   199,120
WMS Inds Inc            cs   929297109    15,592    433,472 sole   n/a     327,475 n/a   105,997
Wal-Mart Stores         cs   931142103     1,315     24,970 sole   n/a       1,210 n/a    23,760
XTO Energy Inc          cs   98385X106     1,443     23,325 sole   n/a       2,743 n/a    20,582


